Financial Risk Factors and Risk Management - Interest Rate Sensitivity (Details) - Interest Rate - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivatives held within a designated fair value hedge relationship
FINANCIAL RISK FACTORS
Upward yield curve	€ (46)	€ (58)	€ (11)
Downward yield curve	46	5	10
Variable rate financing
FINANCIAL RISK FACTORS
Effect of upward shift in exchange rates, assets, on financial income, net	0	(14)	(4)
Effect of downward shift in exchange rates, assets, on financial income, net	0	1	3
Variable-rate investments
FINANCIAL RISK FACTORS
Effect of upward shift in exchange rates, assets, on financial income, net	32	26	24
Effect of downward shift in exchange rates, assets, on financial income, net	€ (32)	€ (5)	€ (9)
U.S. dollar
FINANCIAL RISK FACTORS
Downward yield curve (as a percent)	100.00%
U.S. dollar | Interest Rate Risk
FINANCIAL RISK FACTORS
Upward yield curve (as a percent)	100.00%	75.00%	75.00%
Downward yield curve (as a percent)		25.00%	25.00%
Upward shift, assets (in percent)	100.00%	75.00%	75.00%
Downward shift, assets (in percent)	100.00%	25.00%	25.00%
U.S. dollar | Variable-rate investments
FINANCIAL RISK FACTORS
Upward shift, assets (in percent)	100.00%	75.00%	75.00%
Downward shift, assets (in percent)	100.00%	25.00%	25.00%
EUR | Interest Rate Risk
FINANCIAL RISK FACTORS
Upward yield curve (as a percent)	100.00%	125.00%	20.00%
Downward yield curve (as a percent)	100.00%	10.00%	20.00%
Upward shift, assets (in percent)	100.00%	125.00%	20.00%
Downward shift, assets (in percent)	100.00%	10.00%	20.00%
EUR | Variable-rate investments
FINANCIAL RISK FACTORS
Upward shift, assets (in percent)	100.00%	125.00%	20.00%
Downward shift, assets (in percent)	100.00%	10.00%	20.00%